Other Non-Current Liabilities - Summary of Other Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Travel protection payable	$ 31,457	$ 21,561
Deferred tax liabilities	6,257	4,697
Forward foreign currency contracts		14,995
Other	16,581	4,091
Total	$ 54,295	$ 45,344